Segment Information - Disclosure of non-current assets allocated by geography (Details) - CAD ($)	Apr. 30, 2025	Apr. 30, 2024
Disclosure of operating segments [line items]
Non-current assets	$ 251,935,709	$ 217,024,992
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	7,906,067	628,123
Mexico [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 244,029,642	$ 216,396,869